Leases Obligations relating to Operating leases (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended	35 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) vessel lease	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel lease	Dec. 31, 2018 USD ($) vessel
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities (notes 2 and 6)	$ (59,554)		$ (59,554)		$ 0	$ 0
Operating Leases, Rent Expense	28,817	$ 20,648	58,655	$ 40,059
Operating Leases, Future Minimum Payments Receivable, Remainder of Fiscal Year					630,800	630,800
Operating Leases, Future Minimum Payments Receivable, in Two Years					524,600	524,600
Operating Leases, Future Minimum Payments Receivable, in Three Years					457,500	457,500
Operating Leases, Future Minimum Payments Receivable, in Four Years					382,000	382,000
Operating Leases, Future Minimum Payments Receivable, in Five Years					291,800	291,800
Operating lease right-of-use assets (notes 2 and 6)	185,716		185,716		0	0
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	53,510		53,510
Lessee, Operating Lease, Liability, Payments, Due Year Two	99,021		99,021
Lessee, Operating Lease, Liability, Payments, Due Year Three	76,585		76,585
Lessee, Operating Lease, Liability, Payments, Due Year Four	31,167		31,167
Lessee, Operating Lease, Liability, Payments, Due Year Five	9,227		9,227
Lessee, Operating Lease, Liability, Payments, Due after Year Five	5,712		5,712
Lessee, Operating Lease, Liability, Payments, Due	275,222		275,222
Operating Lease, Liability	3,230		3,230		0	0
Long-term operating lease liabilities (notes 2 and 6)	113,922		113,922		$ 0	0
Lease [Member]
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities (notes 2 and 6)	(59,554)		(59,554)
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	36,398		36,398
Lessee, Operating Lease, Liability, Payments, Due Year Two	65,362		65,362
Lessee, Operating Lease, Liability, Payments, Due Year Three	51,672		51,672
Lessee, Operating Lease, Liability, Payments, Due Year Four	22,978		22,978
Lessee, Operating Lease, Liability, Payments, Due Year Five	9,227		9,227
Lessee, Operating Lease, Liability, Payments, Due after Year Five	5,712		5,712
Lessee, Operating Lease, Liability, Payments, Due	191,349		191,349
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(17,873)		(17,873)
Operating Lease, Liability	173,476		173,476
Long-term operating lease liabilities (notes 2 and 6)	113,922		113,922
Non-lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	17,112		17,112
Lessee, Operating Lease, Liability, Payments, Due Year Two	33,659		33,659
Lessee, Operating Lease, Liability, Payments, Due Year Three	24,913		24,913
Lessee, Operating Lease, Liability, Payments, Due Year Four	8,189		8,189
Lessee, Operating Lease, Liability, Payments, Due Year Five	0		0
Lessee, Operating Lease, Liability, Payments, Due after Year Five	0		0
Lessee, Operating Lease, Liability, Payments, Due	$ 83,873		$ 83,873
Teekay Tankers [Member]
Operating Leased Assets [Line Items]
Number Of Vessels | vessel					6
Lessor, Operating Lease, Term of Contract	24 months		24 months
Lessee, Operating Sublease, Option to Extend			one-year
Teekay Tankers [Member] | Time-charter [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	$ 6,000		$ 6,000
Lessee, Operating Lease, Liability, Payments, Due Year Two	$ 600		$ 600
Teekay Corporation [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year					$ 116,300	116,300
Operating Leases, Future Minimum Payments, Due in Two Years					90,400	90,400
Lessee, Operating Lease, Liability, Payments, Due Year Three					53,400	53,400
Lessee, Operating Lease, Liability, Payments, Due Year Four					9,100	9,100
Lessee, Operating Lease, Liability, Payments, Due Year Five					9,100	9,100
Lessee, Operating Lease, Liability, Payments, Due after Year Five					$ 5,600	$ 5,600
Operating Lease, Weighted Average Remaining Lease Term	3 years 11 days		3 years 11 days
Operating Lease, Weighted Average Discount Rate, Percent	6.20%		6.20%
LR2 Tankers [Member] | Teekay Tankers [Member]
Operating Leased Assets [Line Items]
Number Of Vessels | vessel			2
Operating lease right-of-use assets (notes 2 and 6)	$ 14,700		$ 14,700
Time-Charter Hire Expense [Member]
Operating Leased Assets [Line Items]
Short-term Lease, Cost	4,900		$ 9,200
LNG Carriers [Member] | Teekay LNG
Operating Leased Assets [Line Items]
Number Of Vessels			9		8	8
Time Charter and Bare-boat Expenses [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	23,700		$ 48,800
Time Charter and Bare-boat Expenses [Member] | Lease Component [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	16,400		33,700
Time Charter and Bare-boat Expenses [Member] | Non-lease [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 7,300		$ 15,100